Taxes - Income (loss) before provision for income taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	$ (18,284,958)	$ (28,216,352)	$ (5,342,676)
CAYMAN ISLANDS
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(8,833,523)	(6,034,362)	(4,936,199)
UNITED STATES
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(9,052,317)	(22,024,619)	(379,349)
CANADA
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(349,960)	(1,998)	(2,270)
SINGAPORE
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	$ (49,158)	$ (155,373)	$ (24,858)